Line of credit, short term loan and notes payable, Components of Debt (FY) (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 19, 2019	Dec. 31, 2019		Dec. 31, 2018		Sep. 30, 2020	Nov. 04, 2019
Debt Instruments [Abstract]
Long term debt			$ 37,250		$ 6,200
Note Payable (Due to Related Parties) [Member]
Debt Instruments [Abstract]
Long term debt			0		$ 1,600
Rate					26.60%
Maturity date					May 06, 2019
November 2019 Notes Payable, Net (November 2019 Notes) [Member]
Debt Instruments [Abstract]
Long term debt			$ 2,769				$ 2,736
Rate			10.00%				10.00%	10.00%
Maturity date			Nov. 04, 2021
Seller Notes [Member]
Debt Instruments [Abstract]
Rate		10.00%
Maturity date		Jun. 30, 2023
December 2019 Senior Notes Payable, Seller Notes [Member]
Debt Instruments [Abstract]
Long term debt			$ 9,191		$ 0		$ 9,993
Rate			10.00%				10.00%
Maturity date			Jun. 30, 2023
December 2019 Junior Notes Payable, Seller Notes [Member]
Debt Instruments [Abstract]
Long term debt			$ 4,410				$ 4,797
Rate			10.00%				10.00%
Maturity date			Jun. 30, 2023
Short Term Loan, Net [Member]
Debt Instruments [Abstract]
Long term debt			$ 16,061
Rate	[1]
Maturity date			Dec. 19, 2020
Lines of Credit, Net [Member]
Debt Instruments [Abstract]
Long term debt			$ 4,819		$ 4,600
Rate				[1]		[2]
Maturity date			Dec. 19, 2020		May 06, 2019
Lines of Credit, Net [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Basis spread on variable interest rate					3.00%
Lines of Credit, Net [Member] | Bank of Montreal Prime [Member]
Debt Instruments [Abstract]
Basis spread on variable interest rate			8.05%

[1]	Interest at Bank of Montreal Prime plus 8.05%
[2]	Interest at LIBOR plus 3%